Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income	$ 9,557	$ 6,408
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	500	2,550
Net amortization of purchase premiums and discounts on securities	514	552
Depreciation and amortization	530	1,385
Deferred income tax expense	367	498
Net security gains	(28)	(433)
Stock compensation expense	450	398
Loss on sale of OREO	247	138
Valuation writedowns on OREO		12
Gain on sale of mortgage loans held for sale, net	(1,779)	(923)
Gain on sale of SBA loans held for sale, net	(1,204)	(975)
Origination of mortgage loans held for sale	(94,259)	(59,194)
Origination of SBA loans held for sale	(22,543)	(9,994)
Proceeds from sale of mortgage loans held for sale, net	96,038	60,117
Proceeds from sale of SBA loans held for sale, net	15,297	11,345
BOLI income	(380)	(559)
Net change in other assets and liabilities	(325)	392
Net cash provided by operating activities	2,982	11,717
INVESTING ACTIVITIES:
Purchases of securities held to maturity	(1,264)	(308)
Purchases of securities available for sale	(2,255)	(9,947)
Purchases of FHLB stock, at cost	(16,568)	(8,570)
Maturities and principal payments on securities held to maturity	2,717	6,589
Maturities and principal payments on securities available for sale	8,295	9,863
Proceeds from sale of securities available for sale	528	22,129
Proceeds from redemption of FHLB stock	18,000	7,930
Proceeds from sale of OREO	4,272	3,344
Net increase in loans	(123,463)	(91,139)
Proceeds from BOLI		307
Purchases of premises and equipment	(951)	(597)
Net cash used in investing activities	(110,689)	(60,399)
FINANCING ACTIVITIES:
Net increase in deposits	100,152	55,643
Proceeds from new borrowings	47,000	50,000
Repayments of borrowings	(80,000)	(32,000)
Proceeds from exercise of stock options		70
Dividends on common stock	(1,109)	(757)
Proceeds from rights offering		6,143
Net cash provided by financing activities	66,043	79,099
(Decrease) increase in cash and cash equivalents	(41,664)	30,417
Cash and cash equivalents, beginning of period	129,821	99,404
Cash and cash equivalents, end of period	88,157	129,821
SUPPLEMENTAL DISCLOSURES:
Interest paid	7,673	7,285
Cash: Income taxes paid	4,791	2,244
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	86	138
Capitalization of servicing rights	927	483
Transfer of loans to OREO	$ 4,948	$ 4,318